Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Property, plant and equipment, net.
Property, plant and equipment, net

	December 31,
($ in millions)	2012	2011
Land and buildings	4,316	3,648
Machinery and equipment	7,603	6,847
Construction in progress	627	548

	12,546	11,043
Accumulated depreciation	(6,599)	(6,121)

Total	5,947	4,922

Schedule of assets under capital leases included in property, plant and equipment, net

	December 31,
($ in millions)	2012	2011
Land and buildings	88	80
Machinery and equipment	95	75

	183	155
Accumulated depreciation	(103)	(83)

Total	80	72